UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, Inc.

Address:  235 Pine Street, Suite 1818
          San Francisco, California 94104

13F File Number: 028-11490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Bedford
Title:    Executive Officer
Phone:    (415) 568-3380

Signature, Place and Date of Signing:


  /s/ Scott A. Bedford       San Francisco, California       May 8, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.       Form 13F File Number          Name

          None                          None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  115

Form 13F Information Table Value Total:  $325,109
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
]---       --------------------     ----

1.        028-11491                Peninsula Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                              Market
                                                              Value
                                                              (USD)     Shrs or Sh/ Put/  Investment  Other       Voting Authority
Name of Issuer                 Title of Class   Cusip       (x$1,000)   Prn Amt Prn Call  Discretion  Managers   Sole  Shared  None
--------------                 --------------   -----       ---------   ------- --------  ----------  --------   ----  ------  ----
ABAXIS INC                     COM               002567105    3402     150000   SH        SHARED           1            150000
ABAXIS INC                     COM               002567105    1134      50000   SH        SOLE       NONE      50000
ALLIANCE ONE INTL INC          COM               018772103    1401     288343   SH        SHARED           1            288343
ALLIS CHALMERS ENERGY INC      COM PAR $.01NW    019645506    1079      79200   SH        SHARED           1             79200
AMICAS INC                     COM               001712108     518     109695   SH        SHARED           1            109695
AMICAS INC                     COM               001712108     944     200000   SH        SOLE       NONE     200000
AMKOR TECHNOLOGY INC           COM               031652100    1296     150000   SH        SHARED           1            150000
AMKOR TECHNOLOGY INC           COM               031652100    1296     150000   SH        SOLE       NONE     150000
APAC CUSTOMER SERVICES INC     COM               00185E106    1145     517983   SH        SHARED           1            517983
APPLE COMPUTER INC             COM               037833100    2195      35000   SH        SHARED           1             35000
ARENA RESOURCES INC            COM               040049108     914      26200   SH        SHARED           1             26200
ASML HLDG NV                   N Y SHS           N07059111     509      25000   SH        SHARED           1             25000
AT ROAD INC                    COM               04648K105    2071     408545   SH        SHARED           1            408545
ATI TECHNOLOGIES INC           COM               001941103     686      40000   SH        SOLE       NONE      40000
AUTOBYTEL INC                  COM               05275N106    8377    1738046   SH        SHARED           1           1738046
AUTOBYTEL INC                  COM               05275N106    7447    1545000   SH        SOLE       NONE    1545000
BABYUNIVERSE INC               COM               056332109    1346     139100   SH        SHARED           1            139100
BROADCOM CORP                  CL A              111320107    2590      60000   SH        SHARED           1             60000
CANADIAN SUPERIOR ENERGY INC   COM               136644101     233     100000   SH        SHARED           1            100000
CARREKER CORP                  COM               144433109     861     133914   SH        SHARED           1            133914
CE FRANKLIN LTD                COM               125151100    4120     275000   SH        SHARED           1            275000
CHOLESTECH CORP                COM               170393102     386      29613   SH        SHARED           1             29613
CHOLESTECH CORP                COM               170393102     262      20109   SH        SOLE       NONE      20109
CLARK INC                      COM               181457102     591      50000   SH        SHARED           1             50000
CLICK COMMERCE INC             COM NEW           18681D208    1854      77423   SH        SHARED           1             77423
CONEXANT SYSTEMS INC           COM               207142100     690     200000   SH        SHARED           1            200000
CONEXANT SYSTEMS INC           COM               207142100     897     260000   SH        SOLE       NONE     260000
CONTANGO OIL & GAS COMPANY     COM NEW           21075N204    3885     300000   SH        SHARED           1            300000
CUTERA INC                     COM               232109108     656      24194   SH        SHARED           1             24194
CYNOSURE INC                   CL A              232577205    1850     100000   SH        SOLE       NONE     100000
DELTA PETE CORP                COM NEW           247907207     153       7300   SH        SHARED           1              7300
DEXCOM INC                     COM               252131107    1216      60000   SH        SOLE       NONE      60000
DIAMONDS TR                    UNIT SER 1        252787106   38959     350000   SH   Put  SHARED           1            350000
DIEDRICH COFFEE INC            COM NEW           253675201    2534     545000   SH        SHARED           1            545000
DITECH COMMUNICATIONS CORP     COM               25500M103     739      70675   SH        SHARED           1             70675
DRIL-QUIP INC                  COM               262037104    5314      75000   SH        SHARED           1             75000
ECLIPSYS CORP                  COM               278856109     944      40000   SH        SOLE       NONE      40000
ELECTROGLAS INC                COM               285324109    6528    1200000   SH        SHARED           1           1200000
ELECTROGLAS INC                COM               285324109    4352     800000   SH        SOLE       NONE     800000
ELOYALTY CORP                  COM NEW           290151307    4160     269806   SH        SHARED           1            269806
ELOYALTY CORP                  COM NEW           290151307    2390     155000   SH        SOLE       NONE     155000
ENSCO INTL INC                 COM               26874Q100    3859      75000   SH        SHARED           1             75000
EXAR CORP                      COM               300645108     862      60366   SH        SHARED           1             60366
FINLAY ENTERPRISES INC         COM NEW           317884203     236      23036   SH        SHARED           1             23036
FLOTEK INDS INC DEL            COM               343389102    2008      80000   SH        SHARED           1             80000
GAP INC DEL                    COM               364760108    3176     170000   SH        SHARED           1            170000
GASTAR EXPL LTD                COM               367299104    2447     575100   SH        SHARED           1            575100
GLENAYRE TECHNOLOGIES INC      COM               377899109     394      75000   SH        SHARED           1             75000
GRANT PRIDECO INC              COM               38821G101    2356      55000   SH        SHARED           1             55000
GTSI CORP                      COM               36238K103    3223     500507   SH        SHARED           1            500507
HI / FN INC                    COM               428358105    4680     600000   SH        SHARED           1            600000
HI / FN INC                    COM               428358105    1560     200000   SH        SOLE       NONE     200000
HOOPER HOLMES INC              COM               439104100    1472     509488   SH        SHARED           1            509488
HOT TOPIC INC                  COM               441339108     878      60545   SH        SHARED           1             60545
HUTCHINSON TECHNOLOGY INC      COM               448407106    5280     175000   SH        SHARED           1            175000
HUTCHINSON TECHNOLOGY INC      COM               448407106    3186     105600   SH        SOLE       NONE     105600
IKANOS COMMUNICATIONS          COM               45173E105    3220     163350   SH        SHARED           1            163350
IKANOS COMMUNICATIONS          COM               45173E105    3868     196250   SH        SOLE       NONE     196250
IONA TECHNOLOGIES PLC          SPONSORED ADR     46206P109    5934    1409582   SH        SHARED           1           1409582
IONA TECHNOLOGIES PLC          SPONSORED ADR     46206P109    2947     700000   SH        SOLE       NONE     700000
I-TRAX INC                     COM NEW           45069D203     229      67500   SH        SHARED           1             67500
I-TRAX INC                     COM NEW           45069D203    1034     305000   SH        SOLE       NONE     305000
KIRKLANDS INC                  COM               497498105    1169     166254   SH        SHARED           1            166254
KMG AMER CORP                  COM               482563103    3436     401400   SH        SHARED           1            401400
LATTICE SEMICONDUCTOR CORP     COM               518415104     167      25000   SH        SHARED           1             25000
LATTICE SEMICONDUCTOR CORP     COM               518415104     566      85000   SH        SOLE       NONE      85000
LSI LOGIC CORP                 COM               502161102    1734     150000   SH        SHARED           1            150000
LSI LOGIC CORP                 COM               502161102    1156     100000   SH        SOLE       NONE     100000
MAXTOR CORP                    COM NEW           577729205   10755    1125000   SH        SHARED           1           1125000
MAXTOR CORP                    COM NEW           577729205    3346     350000   SH        SOLE       NONE     350000
MCDERMOTT INTL INC             COM               580037109    2723      50000   SH        SHARED           1             50000
MEDIA GEN INC                  CL A              584404107    1403      30100   SH        SHARED           1             30100
MEMC ELECTR MATLS INC          COM               552715104     923      25000   SH        SHARED           1             25000
MICREL INC                     COM               594793101    1927     130000   SH        SOLE       NONE     130000
MICRON TECHNOLOGY INC          COM               595112103     442      30000   SH   Call SHARED           1             30000
MICRON TECHNOLOGY INC          COM               595112103    1178      80000   SH        SHARED           1             80000
MICRON TECHNOLOGY INC          COM               595112103     883      60000   SH        SOLE       NONE      60000
MICROSOFT CORP                 COM               594918104   12246     450000   SH   Call SHARED           1            450000
MICROSOFT CORP                 COM               594918104   12246     450000   SH   Call SOLE       NONE     450000
NATIONAL OILWELL VARCO INC     COM               637071101    9297     145000   SH        SHARED           1            145000
NETFLIX COM INC                COM               64110L106     759      26169   SH        SOLE       NONE      26169
NEWFIELD EXPL CO               COM               651290108    1676      39993   SH        SHARED           1             39993
OCCIDENTAL PETE CORP DEL       COM               674599105     927      10000   SH        SHARED           1             10000
PACIFIC SUNWEAR CALIF INC      COM               694873100    2947     133004   SH        SHARED           1            133004
PEAK INTL LTD                  ORD               G69586108    1152     417478   SH        SHARED           1            417478
PLX TECHNOLOGY INC             COM               693417107    2029     161634   SH        SHARED           1            161634
PLX TECHNOLOGY INC             COM               693417107    2447     195000   SH        SOLE       NONE     195000
REGAL ENTMT GROUP              CL A              758766109    1608      85500   SH        SHARED           1             85500
REMEDYTEMP INC                 CL A              759549108    5772     471200   SH        SHARED           1            471200
SASOL LTD                      SPONSORED ADR     803866300    1593      42100   SH        SHARED           1             42100
SCHWAB CHARLES CORP NEW        COM               808513105     861      50000   SH        SHARED           1             50000
SIERRA WIRELESS INC            COM               826516106     466      40000   SH        SOLE       NONE      40000
SKYWORKS SOLUTIONS INC         COM               83088M102     678     100000   SH        SHARED           1            100000
STATS CHIPPAC LTD              SPONSORED ADR     85771T104    5068     645593   SH        SHARED           1            645593
STATS CHIPPAC LTD              SPONSORED ADR     85771T104    1963     250000   SH        SOLE       NONE     250000
SUPERIOR ENERGY SVCS INC       COM               868157108     751      28050   SH        SHARED           1             28050
SYMANTEC CORP                  COM               871503108    1146      68100   SH        SHARED           1             68100
TALK AMERICA HLDGS IN          COM NEW           87426R202     171      20000   SH        SOLE       NONE      20000
TALK AMERICA HLDGS INC         COM NEW           87426R202    6223     729521   SH        SHARED           1            729521
TOREADOR RES CORP              COM               891050106   15244     490000   SH   Call SHARED           1            490000
TRANSMERIDIAN EXPL INC         COM               89376N108    1080     200000   SH        SHARED           1            200000
TRM CORP                       COM               872636105    1354     201200   SH        SHARED           1            201200
TURBOCHEF TECHNOLOGIES INC     COM NEW           900006206     732      60000   SH        SHARED           1             60000
URBAN OUTFITTERS INC           COM               917047102    2086      85000   SH        SHARED           1             85000
VALERO ENERGY CORP NEW         COM               91913Y100    1196      20000   SH        SHARED           1             20000
VENTIV HEALTH INC              COM               922793104    1495      45000   SH        SOLE       NONE      45000
VITAL IMAGES INC               COM               92846N104    1704      50000   SH        SHARED           1             50000
WEBSIDESTORY INC               COM               947685103    2541     147811   SH        SHARED           1            147811
WEBSIDESTORY INC               COM               947685103    1633      95000   SH        SOLE       NONE      95000
WILLIAMS COS INC DEL           COM               969457100    1283      60000   SH        SHARED           1             60000
XTO ENERGY INC                 COM               98385X106    3486      80001   SH        SHARED           1             80001
YAHOO INC                      COM               984332106    2742      85000   SH        SHARED           1             85000
YAHOO INC                      COM               984332106    3226     100000   SH        SOLE       NONE     100000
ZHONE TECHNOLOGIES INC NEW     COM               98950P108    3752    1400000   SH        SHARED           1           1400000
ZHONE TECHNOLOGIES INC NEW     COM               98950P108    2948    1100000   SH        SOLE       NONE    1100000
                                                           325109

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